Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Income Taxes [Line Items]
Unrecognized tax benefits	$ 0	$ 0	$ 0
Unrecognized tax interest accrued	0	0	0
Unrecognized tax penalties accrued	0	0	0
Income taxes paid	$ 1,000,000	$ 16,000,000	$ 6,800,000